Reverse Recapitalization - Schedule of Number of Veea Shares (Details)	12 Months Ended
Dec. 31, 2025 shares
Legacy Veea Shares [Member]
Schedule of Number of Veea Shares [Line Items]
Total	108,027,226
Legacy Veea Shares [Member] | Private Veea Series A-2 Preferred Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	19,670,118
Legacy Veea Shares [Member] | Private Veea Series A-1 Preferred Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	41,179,790
Legacy Veea Shares [Member] | Private Veea Series A Preferred Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	35,920,813
Legacy Veea Shares [Member] | Private Veea Common Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	7,398,303
Legacy Veea Shares [Member] | Private Veea Common Stock Warrants [Member]
Schedule of Number of Veea Shares [Line Items]
Total	3,858,202
Veea Shares After Conversion Ratio [Member]
Schedule of Number of Veea Shares [Line Items]
Total	22,133,644
Veea Shares After Conversion Ratio [Member] | Private Veea Series A-2 Preferred Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	4,799,511
Veea Shares After Conversion Ratio [Member] | Private Veea Series A-1 Preferred Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	8,078,761
Veea Shares After Conversion Ratio [Member] | Private Veea Series A Preferred Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	7,047,041
Veea Shares After Conversion Ratio [Member] | Private Veea Common Stock [Member]
Schedule of Number of Veea Shares [Line Items]
Total	1,451,419
Veea Shares After Conversion Ratio [Member] | Private Veea Common Stock Warrants [Member]
Schedule of Number of Veea Shares [Line Items]
Total	756,912